Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited combined and consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Management is required to make estimates and assumptions in the preparation of financial statements in conformity with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from management’s estimates.

Prior, and subsequent, to the IPO, Healthpeak controlled Janus Living, resulting in the transaction being accounted for as a transaction occurring between entities under common control. The financial statements for all periods prior to the IPO have been prepared on a “carve-out” basis. The historical financial statements reflect the carrying amounts that have been carved out of Healthpeak’s consolidated financial statements prepared in conformity with U.S. GAAP, and reflect estimates and allocations made by Healthpeak to depict Janus Living on a stand-alone basis. These allocations may not be indicative of the conditions that would have existed or the results of operations if Janus Living had operated as a stand-alone independent company.

Net income (loss) equals comprehensive income (loss) for all periods presented. The combined and consolidated financial statements include the accounts of Janus Living, Inc. and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation. All adjustments (consisting of normal recurring adjustments) necessary to present fairly the Company’s financial position, results of operations, and cash flows have been included. Operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026 or any interim period. The accompanying unaudited interim financial information should be read in conjunction with the Company’s combined and consolidated financial statements and notes thereto for the fiscal year ended December 31, 2025.

Basis of Presentation

The financial statements comprise the portfolio owned by Janus Living pursuant to the transactions outlined in Note 1. As discussed in Note 1, prior, and subsequent, to the IPO, Healthpeak controlled Janus Living, resulting in the transactions being accounted for as transactions occurring between entities under common control and the related retrospective treatment of combining the Company with the historical financial statements of its predecessor. The combined and consolidated financial statements have been prepared on a “carve- out” basis. For the years ended December 31, 2025 and 2024, the Company operated as part of the Parent, and consisted of several entities for which separate financial statements have not historically been prepared. These financial statements reflect the combined and consolidated historical financial position, results of operations, equity, and cash flows of the Company for the periods presented. The historical financial statements reflect the carrying amounts that have been carved out of Healthpeak’s consolidated financial statements prepared in conformity with U.S. GAAP, and reflect estimates and allocations made by Healthpeak to depict the Company on a stand-alone basis. The financial statements included herein may not necessarily be indicative of the Company’s financial position, results of operations, or cash flows had the Company operated as a stand-alone company during the periods presented, nor are they indicative of what the Company’s financial position, results of operations, or cash flows may be in the future.

The accompanying Combined and Consolidated Balance Sheets include only certain assets and liabilities that are directly attributable to owning and operating the portfolio and were transferred pursuant to the IPO. Accordingly, the assets and liabilities retained by Healthpeak have been excluded from the Combined and Consolidated Balance Sheets.

The accompanying Combined and Consolidated Statements of Operations and Combined and Consolidated Statements of Cash Flows include all costs directly attributable to owning and operating the portfolio. The Combined and Consolidated Statements of Operations include certain expense allocations from the Parent, as further described below.

All significant transactions between Healthpeak and the Company are included within net distributions to Parent in the financial statements. Transactions among the legal entities combined and consolidated by the Company have been eliminated in the presentation of the financial statements.

Transaction Costs

Transaction Costs

Transaction costs are comprised of organization, legal, professional, operator transition, and other related costs. Transaction costs are expensed as incurred. During the three and six months ended June 30, 2026, the Company recognized $4 million and $23 million, respectively, of transaction costs.

Offering Costs

Offering Costs

In connection with the IPO and June Follow-On Offering, the Company incurred legal, accounting, and other related costs. Such costs are recognized within additional paid-in capital on the Combined and Consolidated Statements of Equity.

Income Taxes

Income Taxes

The Company’s deferred tax assets are netted against deferred tax liabilities on the Combined and Consolidated Balance Sheets. The Company is required to evaluate its deferred tax assets for realizability and recognize a valuation allowance, which is recorded against its deferred tax assets, if it is more likely than not that the deferred tax assets will not be realized. The Company considers all available evidence in its determination of whether a valuation allowance for deferred tax assets is required.

In connection with the formation transactions related to the IPO, the ownership of six senior housing communities was transferred from a taxable REIT subsidiary (“TRS”) to a non-taxable entity. This change in tax status resulted in the derecognition of certain deferred tax assets and liabilities. The net impact of this change in tax status resulted in a net tax benefit of $2 million during the six months ended June 30, 2026.

Income Taxes

Janus Living has elected REIT status and believes it will qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the “Code”) commencing with its taxable year ending December 31, 2026. Accordingly, Janus Living will generally not be subject to U.S. federal income tax, provided that it continues to qualify as a REIT and makes distributions to stockholders equal to or in excess of its taxable income. In addition, Janus Living owns several consolidated subsidiaries which have elected REIT status. Janus Living and these consolidated REIT subsidiaries will each be subject to the REIT qualification requirements under the Code. If any REIT fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates and may be ineligible to qualify as a REIT for four subsequent tax years.

The Company is subject to state and local income taxes in some jurisdictions. In certain circumstances the Company may also be subject to federal excise taxes on undistributed income.

Certain activities that the Company has undertaken were conducted by entities that have elected to be treated as taxable REIT subsidiaries (“TRSs”). TRSs are subject to federal, state, and local income taxes. The Company recognizes tax penalties relating to unrecognized tax benefits as additional income tax expense. Interest relating to unrecognized tax benefits is recognized as interest expense.

The Company’s deferred tax assets are netted against deferred tax liabilities of the same jurisdiction on the Combined and Consolidated Balance Sheets. The Company is required to evaluate its deferred tax assets for realizability and recognize a valuation allowance, which is recorded against its deferred tax assets, if it is more likely than not that the deferred tax assets will not be realized. The Company considers all available evidence in its determination of whether a valuation allowance for deferred tax assets is required.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company has elected the option to use the extended transition for new and revised accounting standards provided for EGCs under the JOBS Act, and, accordingly, may adopt such pronouncements on the same schedule as companies that are not issuers.

Not Yet Adopted

Income Taxes. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to provide disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation (using both percentages and reporting currency amounts) of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU 2023-09 are effective for entities other than public business entities for annual periods beginning after December 15, 2025. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company expects ASU 2023-09 to require additional disclosures in the Notes to the Combined and Consolidated Financial Statements. The Company does not expect the amendments to have a material impact to its combined and consolidated financial position, results of operations, or cash flows.

Expense Disaggregation. In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), to address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 requires public companies to provide disaggregated disclosure in tabular format in the notes to financial statements of specific expenses, including but not limited to: (i) employee compensation, (ii) depreciation, and (iii) intangible asset amortization. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies that the amendments in ASU 2024-03 are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company is evaluating the impact these ASUs will have on its disclosures.

Recent Accounting Pronouncements

Not Yet Adopted

Income Taxes.  In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to provide disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation (using both percentages and reporting currency amounts) of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU 2023-09 are effective for entities other than public business entities for annual periods beginning after December 15, 2025. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company expects ASU 2023-09 to require additional disclosures in the Notes to the Combined and Consolidated Financial Statements. The Company does not expect the amendments to have a material impact to its combined and consolidated financial position, results of operations, or cash flows.

Expense Disaggregation.  In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), to address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. ASU 2024-03 requires public companies to provide disaggregated disclosure in tabular format in the notes to financial statements of specific expenses, including but not limited to: (i) employee compensation, (ii) depreciation, and (iii) intangible asset amortization. In January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies that the amendments in ASU 2024-03 are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The amendments may be applied either prospectively or retrospectively. Early adoption is also permitted. The Company is evaluating the impact these ASUs will have on its disclosures.

The Company is an emerging growth company (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company has elected the option to use the extended transition for new and revised accounting standards provided for EGCs under the JOBS Act, and, accordingly, may adopt such pronouncements on the same schedule as companies that are not issuers.